As filed with the Securities and Exchange Commission on September 3, 2025

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04556

TRANSAMERICA FUNDS

(Exact name of registrant as specified in charter)

1801 California St., Suite 5200, Denver, CO 80202

(Address of principal executive offices) (Zip code)

Dennis P. Gallagher, Esq., 1801 California St., Suite 5200, Denver, CO 80202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-233-4339

Date of fiscal year end:   December 31*

Date of reporting period:  June 30, 2025

* This Form N-CSR pertains to Transamerica Stock Index. The remaining series of the registrant have fiscal year ends of October 31.

Item 1:	Report(s) to Shareholders.

(a)

Semi-Annual Shareholder Report

Transamerica Stock Index

Class R

TSTRX

June 30, 2025

Fund Overview

Transamerica Stock Index (the "Fund") seeks to match the performance of the S&P 500® Index. This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$33	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized. The Fund invests as a feeder fund in the S&P 500 Index Master Portfolio (the Portfolio). The expense table reflects the expenses of both the Fund and the Portfolio.

Key Fund Statistics

Total Net Assets	$291,833,105
Number of Portfolio Holdings	1
Portfolio turnover rate of Master Portfolio	7%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

S&P 500 Index Master Portfolio	100.0%
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Stock Index

Class R

Semi-Annual Shareholder Report

Transamerica Stock Index

Class R4

TSTFX

June 30, 2025

Fund Overview

Transamerica Stock Index (the "Fund") seeks to match the performance of the S&P 500® Index. This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized. The Fund invests as a feeder fund in the S&P 500 Index Master Portfolio (the Portfolio). The expense table reflects the expenses of both the Fund and the Portfolio.

Key Fund Statistics

Total Net Assets	$291,833,105
Number of Portfolio Holdings	1
Portfolio turnover rate of Master Portfolio	7%

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

S&P 500 Index Master Portfolio	100.0%
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Stock Index

Class R4

S&P 500 Index Master Portfolio
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about S&P 500 Index Master Portfolio (the “Master Portfolio”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Master Portfolio, which is included within the iShares S&P 500 Index Fund’s additional information at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Master Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of a
Master Portfolio name	investment	$10,000 investment

S&P 500 Index Master Portfolio	$1	0.01%(a)

(a)	Annualized.

Key Master Portfolio statistics

Net Assets	$50,123,009,919

Number of Portfolio Holdings	508

Portfolio Turnover Rate	7%

What did the Master Portfolio invest in?

(as of June 30, 2025)

Sector allocation

Percent of

Sector(a)	Net Assets

Information Technology	33 0%

Financials	14 0

Consumer Discretionary	10 3

Communication Services	9 7

Health Care	9 3

Industrials	8 5

Consumer Staples	5 5

Energy	3 0

Utilities	2 4

Real Estate	2 0

Other*	2 0

Short-Term Securities	0 8

Liabilities in Excess of Other Assets	(0 5)

Ten largest holdings

Percent of

Security(b)	Net Assets

NVIDIA Corp.	7.3%

Microsoft Corp.	7.0

Apple, Inc.	5 8

Amazon.com, Inc.	3 9

Meta Platforms, Inc., Class A	3.0

Broadcom, Inc.	2.5

Alphabet, Inc., Class A	2 0

Berkshire Hathaway, Inc., Class B	1.7

Tesla, Inc.	1 7

Alphabet, Inc., Class C	1.6

(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.

(b)	Excludes short-term securities.

*	Ten largest sectors are presented. Additional sectors are found in Other.

Additional information

If you wish to view additional information about the Master Portfolio, including but not limited to financial statements and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.	S&P 500 Index Master Portfolio Semi-Annual Shareholder Report — June 30, 2025 06/25-SAR

(b)	Not Applicable.

Item 2:	Code of Ethics.

(a)	Not applicable for semi-annual reports.

Item 3:	Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4:	Principal Accountant Fees and Services

Not applicable for semi-annual reports.

Item 5:	Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6:	Investments

(a)	The Schedule of Investments is included within the Financial Statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Transamerica Capital, LLC
TRANSAMERICA FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
June 30, 2025
Transamerica Stock Index
Customer Service: 888-233-4339
1801 California St., Suite 5200 Denver, CO 80202
Distributor: Transamerica Capital, LLC
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Semi-Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Stock Index

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2025
(unaudited)

Assets:
Investment in Master Portfolio, at value	$291,936,489
Receivables and other assets:
Shares of beneficial interest sold	326,728
Due from investment manager	26,527
Due from Master Portfolio	53,030
Prepaid expenses	6,215
Total assets	292,348,989
Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	379,758
Investment management fees	14,382
Distribution and service fees	81,330
Transfer agent fees	1,665
Trustee and CCO fees	1,499
Audit and tax fees	9,968
Custody and accounting fees	5,857
Legal fees	2,172
Printing and shareholder reports fees	14,069
Other accrued expenses	5,184
Total liabilities	515,884
Net assets	$291,833,105
Net assets consist of:
Paid-in capital	$(549,386,835)
Total distributable earnings (accumulated losses)	841,219,940
Net assets	$291,833,105
Net assets by class:
Class R	$103,429,033
Class R4	188,404,072
Shares outstanding:
Class R	5,080,408
Class R4	9,263,550
Net asset value per share:
Class R	$20.36
Class R4	20.34
STATEMENT OF OPERATIONS
For the period ended June 30, 2025
(unaudited)

Net investment income (loss) allocated from Master Portfolio:
Dividend income	$1,795,212
Interest income	22,006
Net income from securities lending	1,688
Withholding taxes on foreign income	(10,085)
Expenses	(14,684)
Fees waived	1,293
Total investment income (loss)	1,795,430
Expenses:
Investment management fees	82,866
Distribution and service fees:
Class R	257,073
Class R4	216,737
Transfer agent fees:
Class R	975
Class R4	6,502
Trustee and CCO fees	6,324
Audit and tax fees	10,834
Custody and accounting fees	13,759
Legal fees	10,775
Printing and shareholder reports fees	30,572
Registration fees	27,814
Other	9,677
Total expenses before waiver and/or reimbursement and recapture	673,908
Expenses waived and/or reimbursed:
Class R	(6,429)
Class R4	(92,500)
Recapture of previously waived and/or reimbursed fees:
Class R	6,054
Class R4	98
Net expenses	581,131
Net investment income (loss)	1,214,299
Net realized and change in unrealized gain (loss) on investments allocated from Master Portfolio:
Net realized gain (loss)	355,915
Net change in unrealized appreciation (depreciation)	15,246,712
Net realized and change in unrealized gain (loss)	15,602,627
Net increase (decrease) in net assets resulting from operations	$16,816,926
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Stock Index

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2025 (unaudited)	December 31, 2024
From operations allocated from Master Portfolio:
Net investment income (loss)	$1,214,299	$3,121,216
Net realized gain (loss)	355,915	4,201,587
Net change in unrealized appreciation (depreciation)	15,246,712	68,005,467
Net increase (decrease) in net assets resulting from operations	16,816,926	75,328,270
Dividends and/or distributions to shareholders:
Class R	(398,509)	(2,799,717)
Class R4	(1,002,495)	(4,764,956)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(1,401,004)	(7,564,673)
Capital share transactions:
Proceeds from shares sold:
Class R	3,253,908	9,493,385
Class R4	11,450,080	22,267,980
	14,703,988	31,761,365
Dividends and/or distributions reinvested:
Class R	398,509	2,799,717
Class R4	1,002,495	4,764,956
	1,401,004	7,564,673
Cost of shares redeemed:
Class R	(16,918,385)	(106,798,042)
Class R4	(16,773,201)	(35,028,967)
	(33,691,586)	(141,827,009)
Net increase (decrease) in net assets resulting from capital share transactions	(17,586,594)	(102,500,971)
Net increase (decrease) in net assets	(2,170,672)	(34,737,374)
Net assets:
Beginning of period/year	294,003,777	328,741,151
End of period/year	$291,833,105	$294,003,777
Capital share transactions - shares:
Shares issued:
Class R	177,236	527,058
Class R4	592,897	1,238,530
	770,133	1,765,588
Shares reinvested:
Class R	20,807	146,663
Class R4	52,357	249,092
	73,164	395,755
Shares redeemed:
Class R	(872,612)	(5,684,083)
Class R4	(865,281)	(1,927,171)
	(1,737,893)	(7,611,254)
Net increase (decrease) in shares outstanding:
Class R	(674,569)	(5,010,362)
Class R4	(220,027)	(439,549)
	(894,596)	(5,449,911)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Stock Index

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class R
	June 30, 2025 (unaudited)	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of period/year	$19.31	$15.89	$13.19	$17.23	$14.30	$12.71
Investment operations: (A)
Net investment income (loss) (B)	0.06	0.13	0.15	0.14	0.13	0.15
Net realized and unrealized gain (loss)	1.07	3.71	3.18	(3.33)	3.82	2.06
Total investment operations	1.13	3.84	3.33	(3.19)	3.95	2.21
Dividends and/or distributions to shareholders:
Net investment income	(0.08)	(0.14)	(0.13)	(0.14)	(0.17)	(0.12)
Net realized gains	—	(0.28)	(0.50)	(0.71)	(0.85)	(0.50)
Total dividends and/or distributions to shareholders	(0.08)	(0.42)	(0.63)	(0.85)	(1.02)	(0.62)
Net asset value, end of period/year	$20.36	$19.31	$15.89	$13.19	$17.23	$14.30
Total return	5.85%(C)	24.24%	25.44%	(18.57)%	27.84%	17.80%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$103,429	$111,100	$171,088	$147,069	$208,632	$191,562
Expenses to average net assets (A)
Excluding waiver and/or reimbursement and recapture	0.65%(D)	0.62%	0.63%	0.63%	0.61%	0.62%
Including waiver and/or reimbursement and recapture	0.65%(D)(E)	0.62%	0.63%(E)	0.63%(E)	0.61%	0.62%
Net investment income (loss) to average net assets (A)	0.66%(D)	0.75%	1.01%	0.97%	0.79%	1.22%
Portfolio turnover rate of Master Portfolio	7%(C)	9%	10%	13%	6%	5%

(A)	The per share amounts and percentages include the Fund's proportionate share of income and expenses of the Master Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class R4
	June 30, 2025 (unaudited)	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of period/year	$19.29	$15.89	$13.18	$17.22	$14.30	$12.71
Investment operations: (A)
Net investment income (loss) (B)	0.10	0.19	0.20	0.19	0.18	0.20
Net realized and unrealized gain (loss)	1.06	3.71	3.19	(3.33)	3.81	2.06
Total investment operations	1.16	3.90	3.39	(3.14)	3.99	2.26
Dividends and/or distributions to shareholders:
Net investment income	(0.11)	(0.22)	(0.18)	(0.19)	(0.22)	(0.17)
Net realized gains	—	(0.28)	(0.50)	(0.71)	(0.85)	(0.50)
Total dividends and/or distributions to shareholders	(0.11)	(0.50)	(0.68)	(0.90)	(1.07)	(0.67)
Net asset value, end of period/year	$20.34	$19.29	$15.89	$13.18	$17.22	$14.30
Total return	6.05% (C)	24.61%	25.95%	(18.35)%	28.23%	18.12%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$188,404	$182,904	$157,653	$138,670	$162,195	$171,891
Expenses to average net assets(A)
Excluding waiver and/or reimbursement and recapture	0.41%(D)	0.38%	0.38%	0.38%	0.37%	0.38%
Including waiver and/or reimbursement and recapture	0.30%(D)	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income (loss) to average net assets (A)	1.01%(D)	1.07%	1.34%	1.30%	1.11%	1.57%
Portfolio turnover rate of Master Portfolio	7%(C)	9%	10%	13%	6%	5%

(A)	The per share amounts and percentages include the Fund's proportionate share of income and expenses of the Master Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Stock Index

NOTES TO FINANCIAL STATEMENTS
At June 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Stock Index (the “Fund”) is a series of the Trust and invests all of its investable assets in the S&P 500 Index Master Portfolio (the “Master Portfolio”).
The financial statements of the Master Portfolio are included within this report and should be read in conjunction with the Fund's financial statements.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM is responsible for all aspects of the day-to-day management of the Fund. TAM may in the future retain one or more sub-advisers to assist in the management of the Fund.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2025, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Investment valuation: The value of the Fund’s investment in the Master Portfolio, reflected within the Statement of Assets and Liabilities, displays the Fund’s proportional interest in the net assets of the Master Portfolio.
The valuation policy for the underlying securities held by the Master Portfolio is discussed in the Master Portfolio’s Notes to Financial Statements, which accompany this report.
Security transactions and investment income: The Fund is allocated its proportional share of income and expenses on a daily basis from its investment in the Master Portfolio. All of the net investment income, as well as the realized and unrealized gains and losses from the security transactions of the Master Portfolio are allocated pro rata among the investors and recorded by the Fund on a daily basis.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Stock Index

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. BORROWINGS AND OTHER FINANCING TRANSACTIONS
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
4. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Passive strategy/index risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the index or of the actual securities comprising the index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund’s
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Stock Index

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
4. RISK FACTORS (continued)
performance may be less favorable than that of a fund managed using an active investment strategy. The structure and composition of the index will affect the performance, volatility, and risk of the index and, consequently, the performance, volatility, and risk of the Fund.
Index fund risk: While the Fund seeks to track the performance of the S&P 500® Index (i.e., achieve a high degree of correlation with the index), the Fund's return may not match the return of the index. The Fund incurs a number of operating expenses not applicable to the index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Fund may attempt to replicate the index return by investing in fewer than all of the securities in the index, or in some securities not included in the index, potentially increasing the risk of divergence between the Fund’s return and that of the index.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Large capitalization companies risk: The Fund’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
5. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of June 30, 2025, the percentage of the Fund’s interest in the Master Portfolio, including any open receivable or payable, is 0.58%.

As of June 30, 2025, the investment manager and/or other affiliated investment accounts held balances in the Fund as follows:
Account Balance	Percentage of Net Assets
$275,694,734	94.47%
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Stock Index

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
5. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Investment management fees: TAM serves as the Fund’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement in connection with these services. The Fund has a contractual management fee payable to TAM at an annual rate of 0.07% of daily average net assets.
Additionally, the Fund incurs its allocated share of the advisory fees based on the interest owned in the corresponding Master Portfolio. The advisory fees are accrued daily and payable monthly at an annual rate of 0.01% of the Master Portfolio’s daily net assets. The investment advisory fees allocated from the Master Portfolio are included within the Statement of Operations within net investment income (loss) allocated from the Master Portfolio, in Expenses.
The Fund pays a management fee to TAM at an effective rate of 0.06% of the Fund’s average daily net assets (which is net of a voluntary waiver by TAM equal to the Master Portfolio advisory fee allocated to the Fund of 0.01%).
The management fees are reflected in Investment management fees within the Statement of Operations.
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund’s business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class R	0.65%	May 1, 2026
Class R4	0.30	May 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended June 30, 2025, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2022 (A)	2023	2024	2025	Total
Class R	$—	$—	$—	$375	$375
Class R4	59,110	127,509	142,761	92,500	421,880

(A)	For the six-month period of July 1, 2022 through December 31, 2022.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Stock Index

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
5. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each class up to the following annual rates:
Class	Rate
Class R	0.50%
Class R4	0.25
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
For the period ended June 30, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$6,515	$1,158
6. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of June 30, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$0	$291,936,489	$—	$291,936,489
7. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Stock Index

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
7. OPERATING SEGMENTS (continued)
form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Stock Index

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Stock Index

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Stock Index

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Stock Index

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AGREEMENT — CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Funds (the “Trustees” or the “Board”) held on June 11-12, 2025, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Funds, on behalf of Transamerica Stock Index (the “Fund”). The Fund invests in securities through the S&P 500 Index Master Portfolio, an underlying master fund sponsored by BlackRock Fund Advisors (the “Master Fund”), which has the same investment goals and strategies as the Fund.
Following its review and consideration, the Board determined that the terms of the Management Agreement were reasonable and that the renewal of the Management Agreement was in the best interests of the Fund and the shareholders invested in the Fund. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Management Agreement through June 30, 2026.
Prior to reaching their decision, the Trustees requested and received from TAM certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Management Agreement, including information they had previously received from TAM as part of their regular oversight of the Fund, and knowledge they gained over time through meeting with TAM. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. The Board also considered reductions to the Fund’s expense limits, if any, that took effect after the last renewal of the Management Agreement. In their review, the Trustees also sought to identify instances in which the Fund’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Management Agreement, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM to the Fund in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Fund; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management process; TAM’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team.
The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Fund and its investment strategy; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Fund investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Fund; design, development, implementation and ongoing review and evaluation of a process for the voting shares of the Master Fund when voting matters arise; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; and oversight of preparation of the Fund’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Fund, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Fund’s benchmark, in each case for various trailing periods ended December 31, 2024. Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Fund’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Trustees noted that the objective of the Fund, as an index fund, is to track, and not necessarily exceed, its benchmark index, and that unlike the Fund, the index is not subject to any expenses or transaction costs. The Board’s conclusions as to the Fund’s performance are summarized below. For purposes of its review, the Board generally used the performance of Class R4 Shares. In describing the Fund’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Fund’s performance ranked anywhere in the first or second quintiles, as
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Stock Index

MANAGEMENT AGREEMENT — CONTRACT RENEWAL (continued)
“below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Fund’s performance, which is closely correlated with that of the Master Fund, the Trustees recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Class R4 Shares of the Fund was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of Class R4 Shares of the Fund was below the benchmark that TAM utilizes to measure performance of the Fund for the past 1-, 3-, 5- and 10-year periods. The Trustees noted that the Fund had acquired the assets and assumed the liabilities of two Transamerica Partners funds on April 21, 2017. As a result of that transaction, and based on published guidance from the staff of the Securities and Exchange Commission, the Fund had assumed the performance history of the performance survivor, Transamerica Partners Institutional Stock Index, effective as of that date in place of its own historical performance record.
Management Fee and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Fund, including information provided by Broadridge comparing the management fee and total expense ratio of the Fund to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Fund’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class R4 Shares. In describing the Fund’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Fund’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board noted that the Fund’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class R4 Shares of the Fund were in line with the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management fee to be received by TAM under the Management Agreement is reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Fund and Transamerica Funds as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Fund had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Fund.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Fund was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Fund benefited from any economies of scale. The Board recognized that, as the Fund’s assets increase, any economies of scale realized by TAM may not directly correlate with any economies of scale that might be realized by the Fund. The Board considered the Fund’s management fee schedule and also considered the extent to which TAM shared economies of scale, if any, with the Fund through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Trustees
Transamerica Funds
Semi-Annual Financial Statements 2025

Transamerica Stock Index

MANAGEMENT AGREEMENT — CONTRACT RENEWAL (continued)
noted that the Fund’s management fee schedule does not contain breakpoints and determined that, based on all of the information provided, breakpoints were not warranted at this time. The Trustees concluded that the Fund’s existing fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM in light of any economies of scale experienced in the future.
Benefits to TAM and/or its Affiliates from their Relationships with the Fund
The Board considered other benefits derived by TAM and/or its affiliates from their relationships with the Fund. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Fund.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Fund.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement was in the best interests of the Fund and its shareholders and voted to approve the renewal of the Management Agreement.
Transamerica Funds
Semi-Annual Financial Statements 2025

Appendix A
S&P 500 Index Master Portfolio

JUNE 30, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock Funds III

• iShares S&P 500 Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Derivative Financial Instruments	iShares S&P 500 Index Fund

The S&P 500 Index Master Portfolio (the “Master Portfolio”) may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Master Portfolio must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Master Portfolio Notes to Financial Statements.

D E R I V A T I V E F I N A N C I A L I N S T R U M E N T S	3

Statement of Assets and Liabilities (unaudited)

June 30, 2025

iShares S&P 500 Index Fund

ASSETS

Investments, at value — Master Portfolio	$49,548,467,850

Receivables:

Capital shares sold	99,070,377

Withdrawals from the Master Portfolio	9,003,369

Total assets	49,656,541,596

LIABILITIES

Payables:

Administration fees	1,237,726

Capital gains distributions	5,066,753

Capital shares redeemed	108,073,746

Income dividend distributions	30,914,381

Professional fees	5,715

Service and distribution fees	1,154,258

Total liabilities	146,452,579

Commitments and contingent liabilities

NET ASSETS	$49,510,089,017

NET ASSETS CONSIST OF
Paid-in capital	$18,615,889,268

Accumulated earnings	30,894,199,749

NET ASSETS	$49,510,089,017

4	2 0 2 5 B L A C K R O C K S E M I - A N N U A L FI N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statement of Assets and Liabilities (unaudited) (continued)

June 30, 2025

iShares S&P 500 Index Fund

NET ASSET VALUE

Institutional

Net assets	$6,609,922,665

Shares outstanding	9,108,317

Net asset value	$725.70

Shares authorized	Unlimited

Par value	No par value

Service

Net assets	$847,706,583

Shares outstanding	1,168,378

Net asset value	$725.54

Shares authorized	Unlimited

Par value	No par value

Investor A

Net assets	$3,286,717,296

Shares outstanding	4,529,899

Net asset value	$725.56

Shares authorized	Unlimited

Par value	No par value

Investor P

Net assets	$2,002,663,376

Shares outstanding	2,762,899

Net asset value	$724.84

Shares authorized	Unlimited

Par value	No par value

Class G

Net assets	$17,878,180,218

Shares outstanding	24,629,982

Net asset value	$725.87

Shares authorized	Unlimited

Par value	No par value

Class K

Net assets	$18,884,898,879

Shares outstanding	26,016,426

Net asset value	$725.88

Shares authorized	Unlimited

Par value	No par value

See notes to financial statements.

F U N D S T A T E M E N T O F A S S E T S A N D L I A B I L I T I E S	5

Statement of Operations (unaudited)

Six Months Ended June 30, 2025

iShares S&P 500 Index Fund

INVESTMENT INCOME
Net investment income allocated from the Master Portfolio:
Dividends — unaffiliated	$295,374,037
Dividends — affiliated	5,962,443
Interest — unaffiliated	234,470
Securities lending income — affiliated — net	280,411
Foreign taxes withheld	(1,675,254)
Expenses	(2,430,605)
Fees waived	213,971

Total investment income	297,959,473

FUND EXPENSES
Administration — class specific	7,191,491
Service — class specific	6,777,679
Professional	5,709
Miscellaneous	9,385

Total expenses	13,984,264
Less:
Fees waived and/or reimbursed by the Administrator	(5,709)

Total expenses after fees waived and/or reimbursed	13,978,555

Net investment income	283,980,918

REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE MASTER PORTFOLIO
Net realized gain (loss) from:
Investments — unaffiliated	(243,274)
Investments — affiliated	48,029,621
Futures contracts	8,434,904

56,221,251

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	2,704,430,431
Investments — affiliated	(45,418,502)
Futures contracts	5,765,042

2,664,776,971

Net realized and unrealized gain	2,720,998,222

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,004,979,140

See notes to financial statements.

6	2 0 2 5 B L A C K R O C K S E M I - A N N U A L FI N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Changes in Net Assets

	iShares S&P 500 Index Fund

	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$283,980,918	$540,213,865
Net realized gain	56,221,251	80,168,215
Net change in unrealized appreciation (depreciation)	2,664,776,971	8,416,695,698

Net increase in net assets resulting from operations	3,004,979,140	9,037,077,778

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(40,195,301)	(88,012,555)
Service	(4,672,149)	(10,200,602)
Investor A	(16,212,377)	(36,082,569)
Investor P	(9,877,151)	(21,173,036)
Class G	(113,959,395)	(212,620,915)
Class K	(121,379,729)	(251,672,173)

Decrease in net assets resulting from distributions to shareholders	(306,296,102)	(619,761,850)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	924,203,291	2,004,497,522

NET ASSETS
Total increase in net assets	3,622,886,329	10,421,813,450
Beginning of period	45,887,202,688	35,465,389,238

End of period	$49,510,089,017	$45,887,202,688

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F U N D S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S	7

Financial Highlights

(For a share outstanding throughout each period)

		iShares S&P 500 Index Fund
		Institutional

	Six Months Ended 06/30/25 (unaudited)		Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22		Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$687.93		$558.73	$449.87	$560.36		$444.18	$382.63

Net investment income(a)	4.11		8.07	7.75	7.27		6.59	6.59
Net realized and unrealized gain (loss)	38.08		130.38	109.17	(109.03)		119.44	62.05

Net increase (decrease) from investment operations	42.19		138.45	116.92	(101.76)		126.03	68.64

Distributions(b)
From net investment income		(4.04)	(8.15)	(7.70)	(7.25)		(6.65)	(6.60)
From net realized gain		(0.38)	(1.10)	(0.36)	(1.48)		(3.20)	(0.49)
Return of capital	—		—	—	(0.00	)(c)	—	—

Total distributions		(4.42)	(9.25)	(8.06)	(8.73)		(9.85)	(7.09)

Net asset value, end of period	$725.70		$687.93	$558.73	$449.87		$560.36	$444.18

Total Return(d)
Based on net asset value	6.16	%(e)	24.86%	26.16%	(18.18)%		28.56%	18.34%

Ratios to Average Net Assets(f)(g)(h)
Total expenses	0.10	%(i)	0.10%	0.10%	0.10%		0.10%	0.10%

Total expenses after fees waived and/or reimbursed	0.10	%(i)	0.10%	0.10%	0.10%		0.10%	0.10%

Net investment income	1.22	%(i)	1.27%	1.54%	1.51%		1.30%	1.73%

Supplemental Data
Net assets, end of period (000)	$6,609,923		$6,153,378	$5,496,007	$4,569,115		$5,536,376	$4,143,093

Portfolio turnover rate of the Master Portfolio		7%	9%	10%	13%		6%	5%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.

See notes to financial statements.

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Financial Highlights (continued)

(For a share outstanding throughout each period)

		iShares S&P 500 Index Fund (continued)
		Service

	Six Months Ended 06/30/25 (unaudited)		Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22		Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$687.79		$558.64	$449.82	$560.30		$444.13	$382.60

Net investment income(a)	3.69		7.31	7.16	6.68		5.98	6.10
Net realized and unrealized gain (loss)	38.07		130.33	109.13	(108.99)		119.41	62.12

Net increase (decrease) from investment operations	41.76		137.64	116.29	(102.31)		125.39	68.22

Distributions(b)
From net investment income		(3.63)	(7.39)	(7.11)	(6.69)		(6.02)	(6.20)
From net realized gain		(0.38)	(1.10)	(0.36)	(1.48)		(3.20)	(0.49)
Return of capital	—		—	—	(0.00	)(c)	—	—

Total distributions		(4.01)	(8.49)	(7.47)	(8.17)		(9.22)	(6.69)

Net asset value, end of period	$725.54		$687.79	$558.64	$449.82		$560.30	$444.13

Total Return(d)
Based on net asset value	6.10	%(e)	24.71%	26.00%	(18.28)%		28.40%	18.21%

Ratios to Average Net Assets(f)(g)(h)
Total expenses	0.22	%(i)	0.22%	0.22%	0.22%		0.22%	0.22%

Total expenses after fees waived and/or reimbursed	0.22	%(i)	0.22%	0.22%	0.22%		0.22%	0.22%

Net investment income	1.09	%(i)	1.15%	1.42%	1.39%		1.19%	1.58%

Supplemental Data
Net assets, end of period (000)	$847,707		$810,398	$696,820	$494,070		$523,050	$584,228

Portfolio turnover rate of the Master Portfolio		7%	9%	10%	13%		6%	5%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.

See notes to financial statements.

F U N D F I N A N C I A L H I G H L I G H T S	9

Financial Highlights (continued)

(For a share outstanding throughout each period)

		iShares S&P 500 Index Fund (continued)
		Investor A

	Six Months Ended 06/30/25 (unaudited)		Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22		Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$687.82		$558.70	$449.87	$560.31		$444.11	$382.52

Net investment income(a)	3.24		6.50	6.48	6.03		5.32	5.66
Net realized and unrealized gain (loss)	38.08		130.29	109.15	(108.95)		119.41	62.03

Net increase (decrease) from investment operations	41.32		136.79	115.63	(102.92)		124.73	67.69

Distributions(b)
From net investment income		(3.20)	(6.57)	(6.44)	(6.04)		(5.33)	(5.61)
From net realized gain		(0.38)	(1.10)	(0.36)	(1.48)		(3.20)	(0.49)
Return of capital	—		—	—	(0.00	)(c)	—	—

Total distributions		(3.58)	(7.67)	(6.80)	(7.52)		(8.53)	(6.10)

Net asset value, end of period	$725.56		$687.82	$558.70	$449.87		$560.31	$444.11

Total Return(d)
Based on net asset value	6.03	%(e)	24.55%	25.84%	(18.39)%		28.23%	18.04%

Ratios to Average Net Assets(f)(g)(h)
Total expenses	0.35	%(i)	0.35%	0.35%	0.35%		0.35%	0.35%

Total expenses after fees waived and/or reimbursed	0.35	%(i)	0.35%	0.35%	0.35%		0.35%	0.35%

Net investment income	0.96	%(i)	1.02%	1.29%	1.25%		1.06%	1.49%

Supplemental Data
Net assets, end of period (000)	$3,286,717		$3,203,535	$2,651,885	$2,216,470		$2,806,390	$2,579,349

Portfolio turnover rate of the Master Portfolio		7%	9%	10%	13%		6%	5%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.

See notes to financial statements.

10	2 0 2 5 B L A C K R O C K S E M I - A N N U A L FI N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

		iShares S&P 500 Index Fund (continued)
		Investor P

	Six Months Ended 06/30/25 (unaudited)		Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22		Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$687.15		$558.16	$449.44	$559.78		$443.73	$382.22

Net investment income(a)	3.24		6.49	6.48	6.02		5.32	5.64
Net realized and unrealized gain (loss)	38.04		130.17	109.04	(108.84)		119.30	62.00

Net increase (decrease) from investment operations	41.28		136.66	115.52	(102.82)		124.62	67.64

Distributions(b)
From net investment income		(3.21)	(6.57)	(6.44)	(6.04)		(5.37)	(5.64)
From net realized gain		(0.38)	(1.10)	(0.36)	(1.48)		(3.20)	(0.49)
Return of capital	—		—	—	(0.00	)(c)	—	—

Total distributions		(3.59)	(7.67)	(6.80)	(7.52)		(8.57)	(6.13)

Net asset value, end of period	$724.84		$687.15	$558.16	$449.44		$559.78	$443.73

Total Return(d)
Based on net asset value	6.03	%(e)	24.55%	25.84%	(18.40)%		28.23%	18.05%

Ratios to Average Net Assets(f)(g)(h)
Total expenses	0.35	%(i)	0.35%	0.35%	0.35%		0.35%	0.35%

Total expenses after fees waived and/or reimbursed	0.35	%(i)	0.35%	0.35%	0.35%		0.35%	0.35%

Net investment income	0.96	%(i)	1.02%	1.29%	1.25%		1.05%	1.48%

Supplemental Data
Net assets, end of period (000)	$2,002,663		$1,899,610	$1,557,633	$1,288,233		$1,667,178	$1,387,865

Portfolio turnover rate of the Master Portfolio		7%	9%	10%	13%		6%	5%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.

See notes to financial statements.

F U N D F I N A N C I A L H I G H L I G H T S	11

Financial Highlights (continued)

(For a share outstanding throughout each period)

		iShares S&P 500 Index Fund (continued)
		Class G

	Six Months Ended 06/30/25 (unaudited)		Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22		Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$688.08		$558.84	$449.94	$560.47		$444.26	$382.71

Net investment income(a)	4.39		8.67	8.18	7.68		7.04	6.93
Net realized and unrealized gain (loss)	38.11		130.39	109.22	(109.05)		119.45	62.05

Net increase (decrease) from investment operations	42.50		139.06	117.40	(101.37)		126.49	68.98

Distributions(b)
From net investment income		(4.33)	(8.72)	(8.14)	(7.68)		(7.08)	(6.94)
From net realized gain		(0.38)	(1.10)	(0.36)	(1.48)		(3.20)	(0.49)
Return of capital	—		—	—	(0.00	)(c)	—	—

Total distributions		(4.71)	(9.82)	(8.50)	(9.16)		(10.28)	(7.43)

Net asset value, end of period	$725.87		$688.08	$558.84	$449.94		$560.47	$444.26

Total Return(d)
Based on net asset value	6.21	%(e)	24.96%	26.26%	(18.12)%		28.67%	18.45%

Ratios to Average Net Assets(f)(g)(h)
Total expenses	0.01	%(i)	0.01%	0.01%	0.01%		0.01%	0.01%

Total expenses after fees waived and/or reimbursed	0.01	%(i)	0.01%	0.01%	0.01%		0.01%	0.01%

Net investment income	1.30	%(i)	1.36%	1.63%	1.60%		1.39%	1.82%

Supplemental Data
Net assets, end of period (000)	$17,878,180		$15,594,421	$11,417,572	$9,828,084		$10,447,837	$7,378,823

Portfolio turnover rate of the Master Portfolio		7%	9%	10%	13%		6%	5%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.

See notes to financial statements.

12	2 0 2 5 B L A C K R O C K S E M I - A N N U A L FI N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	$	$			$		$		$			$		$
		iShares S&P 500 Index Fund (continued)
		Class K

	Six Months Ended 06/30/25 (unaudited)				Year Ended 12/31/24		Year Ended 12/31/23		Year Ended 12/31/22			Year Ended 12/31/21		Year Ended 12/31/20

Net asset value, beginning of period			$688.09			$558.86		$449.96		$560.49			$444.27		$382.72

Net investment income(a)			4.33			8.55		8.10		7.58			6.94		6.86
Net realized and unrealized gain (loss)			38.11			130.39		109.21		(109.04)			119.47		62.05

Net increase (decrease) from investment operations			42.44			138.94		117.31		(101.46)			126.41		68.91

Distributions(b)
From net investment income			(4.27)			(8.61)		(8.05)		(7.59)			(6.99)		(6.87)
From net realized gain			(0.38)			(1.10)		(0.36)		(1.48)			(3.20)		(0.49)
Return of capital			—			—		—		(0.00	)(c)		—		—

Total distributions			(4.65)			(9.71)		(8.41)		(9.07)			(10.19)		(7.36)

Net asset value, end of period			$725.88			$688.09		$558.86		$449.96			$560.49		$444.27

Total Return(d)
Based on net asset value			6.20	%(e)		24.94%		26.24%		(18.13)%			28.65%		18.42%

Ratios to Average Net Assets(f)(g)(h)
Total expenses			0.03	%(i)		0.03%		0.03%		0.03%			0.03%		0.03%

Total expenses after fees waived and/or reimbursed			0.03	%(i)		0.03%		0.03%		0.03%			0.03%		0.03%

Net investment income			1.28	%(i)		1.34%		1.61%		1.57%			1.37%		1.80%

Supplemental Data
Net assets, end of period (000)			$18,884,899			$18,225,861		$13,645,473		$10,664,731			$12,887,257		$10,359,743

Portfolio turnover rate of the Master Portfolio			7%			9%		10%		13%			6%		5%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.

See notes to financial statements.

F U N D F I N A N C I A L H I G H L I G H T S	13

Notes to Financial Statements (unaudited)

1. ORGANIZATION

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. iShares S&P 500 Index Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified.

The Fund seeks to achieve its investment objective by investing all of its assets in S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”) and an affiliate of the Trust, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At June 30, 2025, the percentage of the Master Portfolio owned by the Fund was 98.8%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional, Service and Class K Shares are sold only to certain eligible investors. Service, Investor A and Investor P Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries. Investor P Shares are only available through registered representatives of an insurance company’s broker-dealer that has entered into an agreement with the Fund’s distributor to offer such shares. Class G Shares are available only to investors on eligible platforms. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC		Conversion Privilege

Institutional, Service, Investor A, Class K and Class G Shares	No	No		None

Investor P Shares	Yes	No	(a)	None

(a)	Investor P Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board” and the members are referred to as “Trustees.”

The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis. The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2025, if any, are disclosed in the Statement of Assets and Liabilities.

The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.

Distributions: Distributions from net investment income are declared daily and paid quarterly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

14	2 0 2 5 B L A C K R O C K S E M I - A N N U A L FI N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by BlackRock Advisors, LLC (“BAL” or the “Administrator”), are prorated among those funds on the basis of relative net assets or other appropriate methods.

Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

4. ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with BAL, an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Fund’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Fund. BAL may delegate certain of its administration duties to sub-administrators. BAL is entitled to receive for these administrative services an annual fee based on the average daily net assets of the Fund as follows:

	Institutional	Service	Investor A	Investor P	Class G	Class K

Administration fees - class specific	0.09%	0.06%	0.09%	0.09%	0.0025%	0.02%

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance.

The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Fund’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Fund. BAL has contractually agreed to reimburse the Fund or provide an offsetting credit against the administration fees paid by the Fund in an amount equal to these independent expenses through June 30, 2026. The amount waived is included in fees waived and/or reimbursed by the Administrator in the Statement of Operations. For the six months ended June 30, 2025, the amount waived was $5,709.

For the six months ended June 30, 2025, the following table shows the class specific administration fees borne directly by each share class of the Fund:

	Institutional	Service	Investor A	Investor P	Class G	Class K	Total

Administration fees — class specific	$ 2,745,159	$ 238,660	$ 1,388,024	$ 837,147	$ 200,757	$ 1,781,744	$ 7,191,491

Service Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

Share Class	Service Fees

Service	0.15%

Investor A	0.25

Investor P	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Fund. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to shareholders.

For the six months ended June 30, 2025, the following table shows the class specific service fees borne directly by each share class of the Fund:

	Service	Investor A	Investor P	Total

Service fees — class specific	$ 596,650	$ 3,855,622	$ 2,325,407	$ 6,777,679

Other Fees: For the six months ended June 30, 2025, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor P Shares for a total of $98,832.

Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.

F U N D N O T E S T O F I N A N C I A L S T A T E M E N T S	15

Notes to Financial Statements (unaudited) (continued)

During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.

5. INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund’s NAV.

6. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 06/30/25		Year Ended 12/31/24

Fund Name / Share Class	Shares	Amounts	Shares	Amounts

iShares S&P 500 Index Fund
Institutional
Shares sold	2,101,515	$1,416,309,414	2,441,504	$1,531,339,574
Shares issued in reinvestment of distributions	56,720	39,405,423	130,509	86,186,341
Shares redeemed	(1,994,632)	(1,334,874,773)	(3,463,822)	(2,234,976,503)

	163,603	$120,840,064	(891,809)	$(617,450,588)

Service
Shares sold	104,949	$71,307,420	160,593	$101,574,099
Shares issued in reinvestment of distributions	6,667	4,630,763	15,293	10,109,448
Shares redeemed	(121,506)	(82,903,294)	(244,962)	(155,643,013)

	(9,890)	$(6,965,111)	(69,076)	$(43,959,466)

Investor A
Shares sold	357,820	$242,548,082	816,451	$517,651,793
Shares issued in reinvestment of distributions	21,972	15,284,063	51,400	34,012,992
Shares redeemed	(507,423)	(344,869,503)	(956,822)	(608,553,056)

	(127,631)	$(87,037,358)	(88,971)	$(56,888,271)

Investor P
Shares sold	144,219	$97,433,048	270,564	$171,682,131
Shares issued in reinvestment of distributions	14,208	9,874,997	32,017	21,168,515
Shares redeemed	(160,012)	(108,296,709)	(328,745)	(207,743,615)

	(1,585)	$(988,664)	(26,164)	$(14,892,969)

Class G
Shares sold	3,859,463	$2,544,622,583	4,950,045	$3,163,424,359
Shares issued in reinvestment of distributions	163,971	113,959,394	320,764	212,620,914
Shares redeemed	(2,057,078)	(1,402,511,703)	(3,037,972)	(1,916,217,465)

	1,966,356	$1,256,070,274	2,232,837	$1,459,827,808

Class K
Shares sold	3,352,790	$2,258,948,741	7,140,479	$4,503,592,369
Shares issued in reinvestment of distributions	163,227	113,330,111	354,588	234,963,747
Shares redeemed	(3,987,014)	(2,729,994,766)	(5,424,428)	(3,460,695,108)

	(470,997)	$(357,715,914)	2,070,639	$1,277,861,008

	1,519,856	$924,203,291	3,227,456	$2,004,497,522

16	2 0 2 5 B L A C K R O C K S E M I - A N N U A L FI N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

As of June 30, 2025, shares owned by BlackRock Financial Management, Inc., an affiliate of the Fund, were as follows:

Fund Name	Investor P

iShares S&P 500 Index Fund	589

7. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

F U N D N O T E S T O F I N A N C I A L S T A T E M E N T S	17

Schedule of Investments (unaudited) June 30, 2025	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.2%
Axon Enterprise, Inc.(a)	69,556	$57,588,195
Boeing Co.(a)	717,555	150,349,299
General Dynamics Corp.	239,618	69,886,986
General Electric Co.	1,014,344	261,082,002
Howmet Aerospace, Inc.	383,974	71,469,081
Huntington Ingalls Industries, Inc.	38,459	9,286,310
L3Harris Technologies, Inc.	179,033	44,908,638
Lockheed Martin Corp.	198,347	91,862,429
Northrop Grumman Corp.	128,690	64,342,426
RTX Corp.	1,270,756	185,555,791
Textron, Inc.(b)	169,946	13,644,964
TransDigm Group, Inc.	53,656	81,591,460

		1,101,567,581

Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	112,964	10,838,896
Expeditors International of Washington, Inc.	130,922	14,957,838
FedEx Corp.	209,673	47,660,770
United Parcel Service, Inc., Class B	700,007	70,658,707

		144,116,211

Automobile Components — 0.0%
Aptiv PLC(a)	208,150	14,199,993

Automobiles — 1.9%
Ford Motor Co.	3,700,747	40,153,105
General Motors Co.	919,133	45,230,535
Tesla, Inc.(a)	2,665,475	846,714,788

		932,098,428

Banks — 3.6%
Bank of America Corp.	6,232,941	294,942,768
Citigroup, Inc.	1,776,584	151,222,830
Citizens Financial Group, Inc.	407,899	18,253,480
Fifth Third BanCorp.	629,678	25,898,656
Huntington Bancshares, Inc.	1,376,975	23,078,101
JPMorgan Chase & Co.	2,643,467	766,367,518
KeyCorp.	942,811	16,423,768
M&T Bank Corp.	153,453	29,768,347
PNC Financial Services Group, Inc.	376,262	70,142,762
Regions Financial Corp.	854,686	20,102,215
Truist Financial Corp.	1,245,630	53,549,634
U.S. BanCorp.	1,481,992	67,060,138
Wells Fargo & Co.	3,095,369	248,000,964

		1,784,811,181

Beverages — 1.1%
Brown-Forman Corp., Class B	171,896	4,625,721
Coca-Cola Co.	3,684,558	260,682,478
Constellation Brands, Inc., Class A	144,944	23,579,490
Keurig Dr. Pepper, Inc.	1,290,800	42,673,848
Molson Coors Beverage Co., Class B	161,542	7,768,555
Monster Beverage Corp.(a)	668,486	41,873,963
PepsiCo, Inc.	1,304,168	172,202,343

		553,406,398

Biotechnology — 1.6%
AbbVie, Inc.	1,680,198	311,878,353
Amgen, Inc.	511,465	142,806,143
Biogen, Inc.(a)	138,144	17,349,505
Gilead Sciences, Inc.	1,183,222	131,183,823
Incyte Corp.(a)	153,646	10,463,292

Security	Shares	Value

Biotechnology (continued)
Moderna, Inc.(a)(b)	333,246	$9,194,257
Regeneron Pharmaceuticals, Inc	99,279	52,121,475
Vertex Pharmaceuticals, Inc.(a)	244,265	108,746,778

		783,743,626

Broadline Retail — 4.0%
Amazon.com, Inc.(a)	8,987,439	1,971,754,242
eBay, Inc.	440,716	32,815,714

		2,004,569,956

Building Products — 0.6%
A O Smith Corp.	112,403	7,370,265
Allegion PLC	80,857	11,653,111
Builders FirstSource, Inc.(a)	105,469	12,307,178
Carrier Global Corp.	762,218	55,786,735
Johnson Controls International PLC	625,933	66,111,043
Lennox International, Inc.	30,444	17,451,719
Masco Corp.	199,903	12,865,757
Trane Technologies PLC	212,069	92,761,101

		276,306,909

Capital Markets — 3.4%
Ameriprise Financial, Inc.	91,033	48,587,043
Bank of New York Mellon Corp.	680,519	62,002,086
Blackrock, Inc.(c)	138,524	145,346,307
Blackstone, Inc., Class A	694,039	103,814,354
Cboe Global Markets, Inc.	98,357	22,937,836
Charles Schwab Corp.	1,624,599	148,228,413
CME Group, Inc., Class A	342,770	94,474,267
Coinbase Global, Inc., Class A(a)(b)	200,819	70,385,051
FactSet Research Systems, Inc.	35,693	15,964,765
Franklin Resources, Inc.	295,545	7,048,748
Goldman Sachs Group, Inc.	291,866	206,568,162
Intercontinental Exchange, Inc.	545,632	100,107,103
Invesco Ltd.	420,219	6,626,854
KKR & Co., Inc., Class A	645,788	85,909,178
MarketAxess Holdings, Inc.	35,517	7,932,367
Moody’s Corp.	147,125	73,796,429
Morgan Stanley	1,175,038	165,515,853
MSCI, Inc., Class A	73,595	42,445,180
Nasdaq, Inc.	393,194	35,159,407
Northern Trust Corp.	184,019	23,331,769
Raymond James Financial, Inc.	173,210	26,565,218
S&P Global, Inc.	298,581	157,438,775
State Street Corp.	273,239	29,056,235
T Rowe Price Group, Inc.	209,174	20,185,291

		1,699,426,691

Chemicals — 1.2%
Air Products and Chemicals, Inc.	211,452	59,642,151
Albemarle Corp.	115,941	7,266,023
CF Industries Holdings, Inc.	154,882	14,249,144
Corteva, Inc.	651,768	48,576,269
Dow, Inc.	676,296	17,908,318
DuPont de Nemours, Inc.	400,536	27,472,764
Eastman Chemical Co.	108,897	8,130,250
Ecolab, Inc.	239,632	64,566,446
International Flavors & Fragrances, Inc.	242,173	17,811,824
Linde PLC	447,751	210,075,814
LyondellBasell Industries NV, Class A	240,310	13,904,337
Mosaic Co.	295,160	10,767,437

18	2 0 2 5 B L A C K R O C K S E M I - A N N U A L FI N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) June 30, 2025	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals —(continued)
PPG Industries, Inc.	217,012	$24,685,115
Sherwin-Williams Co.	219,301	75,299,191

		600,355,083

Commercial Services & Supplies — 0.6%
Cintas Corp.	326,096	72,677,016
Copart, Inc.(a)(b)	841,220	41,278,665
Republic Services, Inc.	193,009	47,597,949
Rollins, Inc.	266,033	15,009,582
Veralto Corp.	235,311	23,754,645
Waste Management, Inc.	349,408	79,951,539

		280,269,396

Communications Equipment — 0.9%
Arista Networks, Inc.(a)	979,596	100,222,467
Cisco Systems, Inc.	3,784,141	262,543,703
F5, Inc.(a)	54,418	16,016,306
Juniper Networks, Inc.	320,251	12,787,622
Motorola Solutions, Inc.	158,770	66,756,434

		458,326,532

Construction & Engineering — 0.1%
Quanta Services, Inc.(b)	141,761	53,596,999

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	57,227	31,415,334
Vulcan Materials Co.	125,552	32,746,473

		64,161,807

Consumer Finance — 0.6%
American Express Co.	526,455	167,928,616
Capital One Financial Corp.	608,532	129,471,268
Synchrony Financial	363,908	24,287,220

		321,687,104

Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp.	422,030	417,784,378
Dollar General Corp.	210,439	24,070,013
Dollar Tree, Inc.(a)	188,848	18,703,506
Kroger Co.	585,632	42,007,383
Sysco Corp.	459,550	34,806,317
Target Corp.	434,369	42,850,502
Walgreens Boots Alliance, Inc.	693,736	7,964,089
Walmart, Inc.	4,109,628	401,839,426

		990,025,614

Containers & Packaging — 0.2%
Amcor PLC	2,194,472	20,167,198
Avery Dennison Corp.	75,759	13,293,432
Ball Corp.	265,212	14,875,741
International Paper Co.	497,110	23,279,661
Packaging Corp. of America	84,340	15,893,873
Smurfit WestRock PLC	472,221	20,376,336

		107,886,241

Distributors — 0.1%
Genuine Parts Co.	130,816	15,869,289
LKQ Corp.	244,023	9,031,291
Pool Corp.	36,020	10,499,110

		35,399,690

Diversified Telecommunication Services — 0.7%
AT&T, Inc.	6,844,437	198,078,007
Verizon Communications, Inc.	4,010,248	173,523,431

		371,601,438

Security	Shares	Value

Electric Utilities — 1.5%
Alliant Energy Corp.	246,036	$14,877,797
American Electric Power Co., Inc.	506,930	52,599,057
Constellation Energy Corp.	299,275	96,593,999
Duke Energy Corp.	742,357	87,598,126
Edison International	363,655	18,764,598
Entergy Corp.	407,681	33,886,445
Evergy, Inc.	218,226	15,042,318
Eversource Energy	352,978	22,456,460
Exelon Corp.	955,674	41,495,365
FirstEnergy Corp.	491,188	19,775,229
NextEra Energy, Inc.	1,958,164	135,935,745
NRG Energy, Inc.	186,908	30,013,687
PG&E Corp.	2,098,477	29,252,769
Pinnacle West Capital Corp.	110,533	9,889,387
PPL Corp.	709,674	24,050,852
Southern Co.	1,048,182	96,254,553
Xcel Energy, Inc.	545,940	37,178,514

		765,664,901

Electrical Equipment — 0.9%
AMETEK, Inc.	219,908	39,794,552
Eaton Corp. PLC	372,204	132,873,106
Emerson Electric Co.	535,048	71,337,950
GE Vernova, Inc.	259,615	137,375,277
Generac Holdings, Inc.(a)	56,807	8,135,330
Hubbell, Inc.	50,828	20,758,664
Rockwell Automation, Inc.	107,500	35,708,275

		445,983,154

Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	1,150,567	113,618,491
CDW Corp./DE	124,610	22,254,100
Corning, Inc.	732,913	38,543,894
Jabil, Inc.	101,569	22,152,199
Keysight Technologies, Inc.(a)	164,952	27,029,035
Ralliant Corp.(a)	108,045	5,239,102
TE Connectivity PLC	283,499	47,817,776
Teledyne Technologies, Inc.(a)	44,525	22,810,603
Trimble, Inc.(a)	227,216	17,263,872
Zebra Technologies Corp., Class A(a)	48,675	15,009,423

		331,738,495

Energy Equipment & Services — 0.2%
Baker Hughes Co., Class A	943,712	36,181,918
Halliburton Co.	826,038	16,834,654
Schlumberger NV	1,300,316	43,950,681

		96,967,253

Entertainment — 1.8%
Electronic Arts, Inc.	218,157	34,839,673
Live Nation Entertainment, Inc.(a)	151,555	22,927,241
Netflix, Inc.(a)	404,802	542,082,502
Take-Two Interactive Software, Inc.(a)	156,051	37,896,985
TKO Group Holdings, Inc., Class A	65,096	11,844,217
Walt Disney Co.	1,710,011	212,058,464
Warner Bros Discovery, Inc., Class A(a)(b)	2,158,971	24,741,808

		886,390,890

Financial Services — 4.3%
Apollo Global Management, Inc.	428,268	60,758,381
Berkshire Hathaway, Inc., Class B(a)	1,744,244	847,301,408
Corpay, Inc.(a)	66,725	22,140,689
Fidelity National Information Services, Inc.	498,785	40,606,087
Fiserv, Inc.(a)	527,195	90,893,690
Global Payments, Inc.	231,251	18,509,330

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) June 30, 2025	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Financial Services (continued)
Jack Henry & Associates, Inc.	68,758	$12,388,129
Mastercard, Inc., Class A	771,551	433,565,369
PayPal Holdings, Inc.(a)	929,743	69,098,500
Visa, Inc., Class A	1,627,484	577,838,194

		2,173,099,777

Food Products — 0.6%
Archer-Daniels-Midland Co.	456,985	24,119,668
Bunge Global SA	127,571	10,241,400
Conagra Brands, Inc.	455,522	9,324,535
General Mills, Inc.	524,063	27,151,704
Hershey Co.	139,780	23,196,491
Hormel Foods Corp.	281,095	8,503,124
J.M. Smucker Co.	101,205	9,938,331
Kellanova	253,106	20,129,520
Kraft Heinz Co.	816,670	21,086,420
Lamb Weston Holdings, Inc.	132,939	6,892,887
McCormick & Co., Inc.	240,072	18,202,259
Mondelez International, Inc., Class A	1,230,366	82,975,883
The Campbell’s Co.	184,501	5,654,956
Tyson Foods, Inc., Class A	276,782	15,483,185

		282,900,363

Gas Utilities — 0.0%
Atmos Energy Corp.	152,085	23,437,819

Ground Transportation — 0.9%
CSX Corp.	1,795,892	58,599,956
JB Hunt Transport Services, Inc.	74,597	10,712,129
Norfolk Southern Corp.	214,442	54,890,719
Old Dominion Freight Line, Inc.	176,868	28,705,676
Uber Technologies, Inc.(a)(b)	1,989,113	185,584,243
Union Pacific Corp.	568,318	130,758,606

		469,251,329

Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	1,654,927	225,086,621
Align Technology, Inc.(a)(b)	64,605	12,231,665
Baxter International, Inc.	484,238	14,662,727
Becton Dickinson & Co.	272,620	46,958,795
Boston Scientific Corp.(a)	1,409,931	151,440,689
Cooper Cos., Inc.(a)	189,981	13,519,048
Dexcom, Inc.(a)	374,363	32,678,146
Edwards Lifesciences Corp.(a)	560,731	43,854,771
GE HealthCare Technologies, Inc.	434,760	32,202,673
Hologic, Inc.(a)	211,755	13,797,956
IDEXX Laboratories, Inc.(a)(b)	76,497	41,028,401
Insulet Corp.(a)	67,572	21,229,771
Intuitive Surgical, Inc.(a)	341,194	185,408,231
Medtronic PLC	1,219,952	106,343,216
ResMed, Inc.	138,859	35,825,622
Solventum Corp.(a)(b)	131,883	10,002,007
STERIS PLC	93,190	22,386,102
Stryker Corp.	327,163	129,435,498
Zimmer Biomet Holdings, Inc.	187,650	17,115,556

		1,155,207,495

Health Care Providers & Services — 1.8%
Cardinal Health, Inc.	226,705	38,086,440
Cencora, Inc.	164,084	49,200,588
Centene Corp.(a)	473,890	25,722,749
Cigna Group	253,859	83,920,708
CVS Health Corp.	1,206,134	83,199,123
DaVita, Inc.(a)	38,704	5,513,385

Security	Shares	Value

Health Care Providers & Services (continued)
Elevance Health, Inc.	214,693	$83,506,989
HCA Healthcare, Inc.	165,592	63,438,295
Henry Schein, Inc.(a)	115,668	8,449,547
Humana, Inc.	114,696	28,040,878
Labcorp Holdings, Inc.	78,854	20,699,964
McKesson Corp.	119,006	87,205,217
Molina Healthcare, Inc.(a)	51,216	15,257,246
Quest Diagnostics, Inc.	105,223	18,901,208
UnitedHealth Group, Inc.	862,869	269,189,242
Universal Health Services, Inc., Class B	55,381	10,032,268

		890,363,847

Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	150,651	10,941,782
Healthpeak Properties, Inc.	656,355	11,492,776
Ventas, Inc.	417,414	26,359,694
Welltower, Inc.	582,829	89,598,303

		138,392,555

Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	660,984	10,152,714

Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc., Class A(a)	410,539	54,330,731
Booking Holdings, Inc.	30,952	179,188,557
Caesars Entertainment, Inc.(a)(b)	195,763	5,557,712
Carnival Corp.(a)	1,006,853	28,312,706
Chipotle Mexican Grill, Inc.(a)	1,281,609	71,962,345
Darden Restaurants, Inc.	112,338	24,486,314
Domino’s Pizza, Inc.	33,036	14,886,022
DoorDash, Inc., Class A(a)	325,004	80,116,736
Expedia Group, Inc.	116,150	19,592,182
Hilton Worldwide Holdings, Inc.	226,100	60,219,474
Las Vegas Sands Corp.	321,475	13,987,377
Marriott International, Inc., Class A	215,495	58,875,389
McDonald’s Corp.	680,137	198,715,627
MGM Resorts International(a)	197,207	6,781,949
Norwegian Cruise Line Holdings Ltd.(a)	409,414	8,302,916
Royal Caribbean Cruises Ltd.	237,353	74,324,718
Starbucks Corp.	1,080,941	99,046,624
Wynn Resorts Ltd.	86,072	8,062,364
Yum! Brands, Inc.	265,993	39,414,843

		1,046,164,586

Household Durables — 0.3%
D.R. Horton, Inc.	264,299	34,073,427
Garmin Ltd.	146,497	30,576,854
Lennar Corp., Class A	220,853	24,428,550
Mohawk Industries, Inc.(a)	51,704	5,420,647
NVR, Inc.(a)	2,795	20,642,920
PulteGroup, Inc.	189,567	19,991,736

		135,134,134

Household Products — 1.0%
Church & Dwight Co., Inc.	235,414	22,625,640
Clorox Co.	118,503	14,228,655
Colgate-Palmolive Co.	770,869	70,071,992
Kimberly-Clark Corp.	315,338	40,653,375
Procter & Gamble Co.	2,230,122	355,303,037

		502,882,699

20	2 0 2 5 B L A C K R O C K S E M I - A N N U A L FI N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) June 30, 2025	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	692,365	$7,283,680
Vistra Corp.	324,393	62,870,607

		70,154,287

Industrial Conglomerates — 0.4%
3M Co.	511,217	77,827,676
Honeywell International, Inc.	611,318	142,363,736

		220,191,412

Industrial REITs — 0.2%
Prologis, Inc.	882,151	92,731,713

Insurance — 2.1%
Aflac, Inc.	465,171	49,056,934
Allstate Corp.	251,835	50,696,904
American International Group, Inc.	550,972	47,157,693
Aon PLC, Class A	205,402	73,279,218
Arch Capital Group Ltd.	353,301	32,168,056
Arthur J Gallagher & Co.	243,329	77,894,479
Assurant, Inc.	48,062	9,491,764
Brown & Brown, Inc.	266,254	29,519,581
Chubb Ltd.	354,488	102,702,263
Cincinnati Financial Corp.	149,249	22,226,161
Erie Indemnity Co., Class A	23,930	8,298,685
Everest Group Ltd.	40,722	13,839,372
Globe Life, Inc.	77,250	9,601,403
Hartford Insurance Group, Inc.	269,620	34,206,689
Loews Corp.	164,504	15,078,437
Marsh & McLennan Cos., Inc.	469,838	102,725,380
MetLife, Inc.	539,080	43,352,814
Principal Financial Group, Inc.	196,636	15,618,797
Progressive Corp.	557,615	148,805,139
Prudential Financial, Inc.	336,552	36,159,147
Travelers Cos., Inc.	215,509	57,657,278
W.R. Berkley Corp.	284,739	20,919,774
Willis Towers Watson PLC	93,882	28,774,833

		1,029,230,801

Interactive Media & Services — 6.6%
Alphabet, Inc., Class A	5,535,968	975,603,641
Alphabet, Inc., Class C	4,465,624	792,157,041
Match Group, Inc.	233,169	7,202,591
Meta Platforms, Inc., Class A	2,065,190	1,524,296,087

		3,299,259,360

IT Services — 1.1%
Accenture PLC, Class A	595,474	177,981,224
Akamai Technologies, Inc.(a)	138,286	11,029,691
Cognizant Technology Solutions Corp., Class A	471,436	36,786,151
EPAM Systems, Inc.(a)	55,335	9,784,335
Gartner, Inc.(a)	73,032	29,520,995
GoDaddy, Inc., Class A(a)	134,248	24,172,695
International Business Machines Corp.	884,558	260,750,007
VeriSign, Inc.	76,415	22,068,652

		572,093,750

Leisure Products — 0.0%
Hasbro, Inc.	122,350	9,031,877

Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	271,229	32,007,734
Bio-Techne Corp.	150,908	7,764,217
Charles River Laboratories International, Inc.(a)	45,617	6,921,467
Danaher Corp.	605,862	119,681,980
IQVIA Holdings, Inc.(a)	155,925	24,572,221

Security	Shares	Value

Life Sciences Tools & Services (continued)
Mettler-Toledo International, Inc.(a)(b)	19,755	$23,206,594
Revvity, Inc.	112,684	10,898,796
Thermo Fisher Scientific, Inc.	359,071	145,588,928
Waters Corp.(a)	56,450	19,703,308
West Pharmaceutical Services, Inc.	68,328	14,950,166

		405,295,411

Machinery — 1.5%
Caterpillar, Inc.	447,362	173,670,402
Cummins, Inc.	130,606	42,773,465
Deere & Co.	240,096	122,086,415
Dover Corp.	131,694	24,130,292
Fortive Corp.	324,135	16,897,158
IDEX Corp.	71,398	12,535,347
Illinois Tool Works, Inc.	253,618	62,707,050
Ingersoll Rand, Inc.(b)	385,379	32,055,825
Nordson Corp.	51,320	11,001,468
Otis Worldwide Corp.	374,276	37,060,810
PACCAR, Inc.	498,220	47,360,793
Parker-Hannifin Corp.	121,426	84,812,418
Pentair PLC	155,729	15,987,139
Snap-on, Inc.	49,689	15,462,223
Stanley Black & Decker, Inc.	149,224	10,109,926
Westinghouse Air Brake Technologies Corp.	162,428	34,004,302
Xylem, Inc.	232,194	30,036,616

		772,691,649

Media — 0.5%
Charter Communications, Inc., Class A(a)(b)	90,531	37,009,978
Comcast Corp., Class A	3,542,506	126,432,039
Fox Corp., Class A	205,738	11,529,558
Fox Corp., Class B	124,511	6,428,503
Interpublic Group of Cos., Inc.	359,089	8,790,499
News Corp., Class A	352,059	10,463,193
News Corp., Class B	113,616	3,898,165
Omnicom Group, Inc.	185,652	13,355,805
Paramount Global, Class B(b)	589,637	7,606,317

		225,514,057

Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	1,366,110	59,220,868
Newmont Corp.	1,064,026	61,990,155
Nucor Corp.	219,490	28,432,735
Steel Dynamics, Inc.	130,343	16,685,207

		166,328,965

Multi-Utilities — 0.6%
Ameren Corp.	258,145	24,792,246
CenterPoint Energy, Inc.	630,498	23,164,496
CMS Energy Corp.	287,618	19,926,175
Consolidated Edison, Inc.	329,383	33,053,584
Dominion Energy, Inc.	807,250	45,625,770
DTE Energy Co.	197,028	26,098,329
NiSource, Inc.	454,216	18,323,073
Public Service Enterprise Group, Inc.	475,146	39,997,790
Sempra	603,036	45,692,038
WEC Energy Group, Inc.	303,228	31,596,358

		308,269,859

Office REITs — 0.0%
BXP, Inc.	141,672	9,558,610

Oil, Gas & Consumable Fuels — 2.8%
APA Corp.	349,293	6,388,569
Chevron Corp.	1,544,884	221,211,940

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) June 30, 2025	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
ConocoPhillips	1,200,801	$107,759,882
Coterra Energy, Inc.	705,210	17,898,230
Devon Energy Corp.	613,848	19,526,505
Diamondback Energy, Inc.	179,354	24,643,240
EOG Resources, Inc.	521,773	62,409,269
EQT Corp.	567,276	33,083,536
Expand Energy Corp.	200,505	23,447,055
Exxon Mobil Corp.	4,099,660	441,943,348
Hess Corp.	262,765	36,403,463
Kinder Morgan, Inc.	1,837,923	54,034,936
Marathon Petroleum Corp.	293,697	48,786,009
Occidental Petroleum Corp.	647,937	27,219,833
ONEOK, Inc.	595,429	48,604,869
Phillips 66	387,553	46,235,073
Targa Resources Corp.	207,979	36,204,984
Texas Pacific Land Corp.	18,168	19,192,493
Valero Energy Corp.	297,701	40,016,968
Williams Cos., Inc.	1,167,216	73,312,837

		1,388,323,039

Passenger Airlines — 0.1%
Delta Air Lines, Inc.	614,050	30,198,979
Southwest Airlines Co.	544,792	17,673,052
United Airlines Holdings, Inc.(a)(b)	314,093	25,011,226

		72,883,257

Personal Care Products — 0.1%
Estee Lauder Cos., Inc., Class A	225,191	18,195,433
Kenvue, Inc.	1,827,841	38,256,712

		56,452,145

Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co.	1,930,999	89,385,944
Eli Lilly & Co.	748,232	583,269,291
Johnson & Johnson	2,288,650	349,591,287
Merck & Co., Inc.	2,388,486	189,072,552
Pfizer, Inc.	5,421,303	131,412,385
Viatris, Inc.	1,131,153	10,101,196
Zoetis, Inc., Class A	423,481	66,041,862

		1,418,874,517

Professional Services — 0.6%
Automatic Data Processing, Inc.	386,113	119,077,249
Broadridge Financial Solutions, Inc.	111,252	27,037,574
Dayforce, Inc.(a)(b)	149,647	8,288,947
Equifax, Inc.	117,889	30,576,870
Jacobs Solutions, Inc.	114,192	15,010,538
Leidos Holdings, Inc.	122,346	19,301,305
Paychex, Inc.	304,580	44,304,207
Paycom Software, Inc.	44,828	10,373,199
Verisk Analytics, Inc.	134,251	41,819,187

		315,789,076

Real Estate Management & Development(a) — 0.1%
CBRE Group, Inc., Class A	279,266	39,130,752
CoStar Group, Inc.	400,659	32,212,984

		71,343,736

Residential REITs — 0.2%
AvalonBay Communities, Inc.	135,065	27,485,728
Camden Property Trust	102,602	11,562,219
Equity Residential	324,892	21,926,961
Essex Property Trust, Inc.	61,711	17,488,898

Security	Shares	Value

Residential REITs (continued)
Invitation Homes, Inc.	535,630	$17,568,664
Mid-America Apartment Communities, Inc.	111,136	16,449,239
UDR, Inc.	290,551	11,863,197

		124,344,906

Retail REITs — 0.3%
Federal Realty Investment Trust	75,675	7,188,368
Kimco Realty Corp.	656,566	13,801,017
Realty Income Corp.	832,076	47,935,899
Regency Centers Corp.	158,749	11,307,691
Simon Property Group, Inc.	291,341	46,835,979

		127,068,954

Semiconductors & Semiconductor Equipment — 12.7%
Advanced Micro Devices, Inc.(a)	1,542,275	218,848,823
Analog Devices, Inc.	471,771	112,290,933
Applied Materials, Inc.	772,792	141,475,032
Broadcom, Inc.	4,472,481	1,232,839,388
Enphase Energy, Inc.(a)(b)	124,399	4,932,420
First Solar, Inc.(a)(b)	103,606	17,150,937
Intel Corp.	4,142,277	92,787,005
KLA Corp.	125,787	112,672,447
Lam Research Corp.	1,216,694	118,432,994
Microchip Technology, Inc.	514,501	36,205,435
Micron Technology, Inc.	1,061,896	130,878,682
Monolithic Power Systems, Inc.	45,244	33,090,557
NVIDIA Corp.	23,197,379	3,664,953,907
NXP Semiconductors NV	241,630	52,793,739
ON Semiconductor Corp.(a)	398,283	20,874,012
QUALCOMM, Inc.	1,043,644	166,210,744
Skyworks Solutions, Inc.	143,523	10,695,334
Teradyne, Inc.	150,886	13,567,669
Texas Instruments, Inc	864,136	179,411,916

		6,360,111,974

Software — 11.4%
Adobe, Inc.(a)	405,400	156,841,152
ANSYS, Inc.(a)	83,752	29,415,377
Autodesk, Inc.(a)	203,504	62,998,733
Cadence Design Systems, Inc.(a)	259,717	80,031,794
Crowdstrike Holdings, Inc., Class A(a)	235,632	120,009,734
Fair Isaac Corp.(a)	23,154	42,324,586
Fortinet, Inc.(a)	604,291	63,885,645
Gen Digital, Inc.	518,802	15,252,779
Intuit, Inc.	265,919	209,445,782
Microsoft Corp.	7,069,816	3,516,597,177
Oracle Corp.	1,547,080	338,238,100
Palantir Technologies, Inc., Class A(a)	2,023,322	275,819,255
Palo Alto Networks, Inc.(a)(b)	629,788	128,879,816
PTC, Inc.(a)(b)	115,443	19,895,447
Roper Technologies, Inc.	102,767	58,252,446
Salesforce, Inc.	912,649	248,870,256
ServiceNow, Inc.(a)	197,069	202,602,697
Synopsys, Inc.(a)	146,868	75,296,286
Tyler Technologies, Inc.(a)(b)	40,690	24,122,660
Workday, Inc., Class A(a)	205,231	49,255,440

		5,718,035,162

Specialized REITs — 0.9%
American Tower Corp.	444,842	98,318,979
Crown Castle, Inc.	414,031	42,533,405
Digital Realty Trust, Inc.	300,963	52,466,880

22	2 0 2 5 B L A C K R O C K S E M I - A N N U A L FI N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) June 30, 2025	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialized REITs (continued)
Equinix, Inc.	93,112	$74,067,803
Extra Space Storage, Inc.	202,326	29,830,945
Iron Mountain, Inc.	279,466	28,664,827
Public Storage	149,973	44,005,078
SBA Communications Corp.	102,224	24,006,284
VICI Properties, Inc.	1,002,475	32,680,685
Weyerhaeuser Co.	691,895	17,774,782

		444,349,668

Specialty Retail — 1.7%
AutoZone, Inc.(a)	15,913	59,072,716
Best Buy Co., Inc.	181,382	12,176,174
CarMax, Inc.(a)	145,586	9,784,835
Home Depot, Inc.	945,422	346,629,522
Lowe’s Cos., Inc.	532,391	118,121,591
O’Reilly Automotive, Inc.(a)	811,910	73,177,448
Ross Stores, Inc.	312,786	39,905,238
TJX Cos., Inc.	1,062,004	131,146,874
Tractor Supply Co.	508,631	26,840,458
Ulta Beauty, Inc.(a)(b)	43,162	20,192,047
Williams-Sonoma, Inc.	117,667	19,223,258

		856,270,161

Technology Hardware, Storage & Peripherals — 6.2%
Apple, Inc.	14,206,918	2,914,833,366
Dell Technologies, Inc., Class C	286,401	35,112,762
Hewlett Packard Enterprise Co.	1,263,898	25,846,714
HP, Inc.	906,957	22,184,168
NetApp, Inc.	192,363	20,496,278
Seagate Technology Holdings PLC	203,910	29,430,330
Super Micro Computer, Inc.(a)(b)	478,766	23,464,322
Western Digital Corp.	329,823	21,105,374

		3,092,473,314

Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.(a)	144,294	14,872,383
Lululemon Athletica, Inc.(a)	104,739	24,883,892
NIKE, Inc., Class B	1,120,608	79,607,992
Ralph Lauren Corp., Class A	38,680	10,609,150
Tapestry, Inc.	199,740	17,539,169

		147,512,586

Tobacco — 0.7%
Altria Group, Inc.	1,602,246	93,939,683
Philip Morris International, Inc.	1,480,555	269,653,482

		363,593,165

Security	Shares	Value

Trading Companies & Distributors — 0.3%
Fastenal Co.	1,090,318	$45,793,356
United Rentals, Inc.	61,827	46,580,462
WW Grainger, Inc.	41,792	43,473,710

		135,847,528

Water Utilities — 0.1%
American Water Works Co., Inc.	185,289	25,775,553

Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	453,614	108,078,072

Total Common Stocks — 99.6% (Cost: $17,597,019,993)		49,938,767,453

Investment Companies

Capital Markets — 0.1%
iShares Core S&P 500 ETF(c)	69,969	43,443,752

Total Investment Companies — 0.1% (Cost: $30,792,207)		43,443,752

Total Long-Term Investments — 99.7% (Cost: $17,627,812,200)		49,982,211,205

Short-Term Securities

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(c)(d)(e)	252,270,031	252,370,939
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)(e)	114,394,303	114,394,303

Total Short-Term Securities — 0.8% (Cost: $366,703,310)		366,765,242

Total Investments — 100.5% (Cost: $17,994,515,510)		50,348,976,447

Liabilities in Excess of Other Assets — (0.5)%		(225,966,528)

Net Assets — 100.0%		$50,123,009,919

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Master Portfolio.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.

M A S T E R P O R T F O L I O S C H E D U L E OF I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) June 30, 2025	S&P 500 Index Master Portfolio

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/24	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$196,905,512	$55,494,182	(a)	$—		$(28,913)	$158	$252,370,939	252,270,031	$283,703	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	120,252,759	—		(5,858,456	)(a)	—	—	114,394,303	114,394,303	3,432,588		—
Blackrock, Inc.	138,023,886	5,410,155		(2,008,641)		(61,577)	3,982,484	145,346,307	138,524	1,425,555		—
iShares Core S&P 500 ETF	299,532,746	1,928,627,386		(2,183,465,625)		48,677,041	(49,927,796)	43,443,752	69,969	1,173,438		—

						$48,586,551	$(45,945,154)	$555,555,301		$6,315,284		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	447	09/19/25	$139,771	$4,147,641

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$4,147,641	$—	$—	$—	$4,147,641

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Master Portfolio Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in net unrealized appreciation (depreciation).

For the period ended June 30, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$8,525,873	$—	$—	$—	$8,525,873

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$5,828,175	$—	$—	$—	$5,828,175

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$174,470,782

24	2 0 2 5 B L A C K R O C K S E M I - A N N U A L FI N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) June 30, 2025	S&P 500 Index Master Portfolio

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$49,938,767,453	$—	$—	$49,938,767,453
Investment Companies	43,443,752	—	—	43,443,752
Short-Term Securities
Money Market Funds	366,765,242	—	—	366,765,242

	$50,348,976,447	$—	$—	$50,348,976,447

Derivative Financial Instruments(a)
Assets
Equity Contracts	$4,147,641	$—	$—	$4,147,641

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	25

Statement of Assets and Liabilities (unaudited)

June 30, 2025

S&P 500 Index Master Portfolio

ASSETS
Investments, at value — unaffiliated(a)(b)	$49,793,421,146
Investments, at value — affiliated(c)	555,555,301
Cash	294,011
Cash pledged for futures contracts	9,724,000
Receivables:
Securities lending income — affiliated	46,707
Dividends — unaffiliated	24,841,842
Dividends — affiliated	282,608
Variation margin on futures contracts	670,494
Prepaid expenses	25,524

Total assets	50,384,861,633

LIABILITIES
Collateral on securities loaned	252,332,182
Payables:
Withdrawals to investors	9,003,369
Investment advisory fees	397,089
Trustees’ fees	56,740
Professional fees	62,334

Total liabilities	261,851,714

Commitments and contingent liabilities

NET ASSETS	$50,123,009,919

NET ASSETS CONSIST OF
Investors’ capital	$17,764,401,341
Net unrealized appreciation (depreciation)	32,358,608,578

NET ASSETS	$50,123,009,919

(a) Investments, at cost — unaffiliated	$17,540,453,646
(b) Securities loaned, at value	$251,404,164
(c) Investments, at cost — affiliated	$454,061,864

See notes to financial statements.

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Statement of Operations (unaudited)

Six Months Ended June 30, 2025

S&P 500 Index Master Portfolio

INVESTMENT INCOME
Dividends — unaffiliated	$298,762,656
Dividends — affiliated	6,031,581
Interest — unaffiliated	237,227
Securities lending income — affiliated — net	283,703
Foreign taxes withheld	(1,694,921)

Total investment income	303,620,246

EXPENSES
Investment advisory	2,313,008
Trustees	131,956
Professional	14,255

Total expenses	2,459,219
Less:
Fees waived and/or reimbursed by the Manager	(216,491)

Total expenses after fees waived and/or reimbursed	2,242,728

Net investment income	301,377,518

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(210,146)
Investments — affiliated	48,586,551
Futures contracts	8,525,873

56,902,278

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	2,734,623,702
Investments — affiliated	(45,945,154)
Futures contracts	5,828,175

2,694,506,723

Net realized and unrealized gain	2,751,409,001

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,052,786,519

See notes to financial statements.

M A S T E R P O R T F O L I O S T A T E M E N T O F O P E R A T I O N S	27

Statements of Changes in Net Assets

	S&P 500 Index Master Portfolio

	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$301,377,518	$575,273,596
Net realized gain	56,902,278	85,066,881
Net change in unrealized appreciation (depreciation)	2,694,506,723	8,536,342,561

Net increase in net assets resulting from operations	3,052,786,519	9,196,683,038

CAPITAL TRANSACTIONS
Proceeds from contributions	6,663,552,598	10,050,282,417
Value of withdrawals	(6,045,234,429)	(8,821,440,872)

Net increase in net assets derived from capital transactions	618,318,169	1,228,841,545

NET ASSETS
Total increase in net assets	3,671,104,688	10,425,524,583
Beginning of period	46,451,905,231	36,026,380,648

End of period	$50,123,009,919	$46,451,905,231

See notes to financial statements.

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Financial Highlights (unaudited)

		S&P 500 Index Master Portfolio

	Six Months Ended 06/30/25 (unaudited)		Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Total Return
Total return	6.20	%(a)	24.94%	26.24%	(18.13)%	28.65%	18.42%

Ratios to Average Net Assets(b)

Total expenses	0.01	%(c)	0.01%	0.01%	0.01%	0.01%	0.01%

Total expenses after fees waived and/or reimbursed	0.01	%(c)	0.01%	0.01%	0.01%	0.01%	0.01%

Net investment income	1.30	%(c)	1.36%	1.63%	1.60%	1.39%	1.82%

Supplemental Data

Net assets, end of period (000)	$ 50,123,010		$46,451,905	$36,026,381	$29,544,845	$34,489,286	$26,992,973

Portfolio turnover rate		7%	9%	10%	13%	6%	5%

(a)	Not annualized.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.

See notes to financial statements.

M A S T E R P O R T F O L I O F I N A N C I A L H I G H L I G H T S	29

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. S&P 500 Index Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Taxes: The Master Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Master Portfolio invests. These foreign taxes, if any, are paid by the Master Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2025, if any, are disclosed in the Statement of Assets and Liabilities.

The Master Portfolio files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Master Portfolio may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Cash: The Master Portfolio may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Master Portfolio may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Master Portfolio is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Segment Reporting: The Chief Financial Officer acts as the Master Portfolio’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Master Portfolio. The CODM has concluded that the Master Portfolio operates as a single operating segment since the Master Portfolio has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Master Portfolio’s financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Master Portfolio is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of MIP (the “Board”) has approved the designation of the Master Portfolio’s Manager as the valuation designee for the Master Portfolio. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately

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Notes to Financial Statements (unaudited) (continued)

represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.

•

Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Master Portfolio uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that the Master Portfolio has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Master Portfolio, except in the event of borrower default. The securities on loan, if any, are disclosed in the Master Portfolio’s Schedule of Investments. The market value of any

M A S T E R P O R T F O L I O N O T E S T O F I N A N C I A L S T A T E M E N T S	31

Notes to Financial Statements (unaudited) (continued)

securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Master Portfolio’s securities on loan by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount	(b)

Barclays Bank PLC	$1,796,833	$(1,796,833)	$—		$—
BNP Paribas SA	14,240,457	(14,240,457)	—		—
BofA Securities, Inc.	3,316,609	(3,316,334)	—		275
Citigroup Global Markets, Inc.	34,036,877	(34,036,877)	—		—
Goldman Sachs & Co. LLC	19,716,628	(19,716,628)	—		—
HSBC Bank PLC	8,727,972	(8,727,972)	—		—
J.P. Morgan Securities LLC	23,940,291	(23,940,291)	—		—
Morgan Stanley	419,030	(419,030)	—		—
SG Americas Securities LLC	724,633	(724,633)	—		—
UBS AG	24,933,322	(24,933,322)	—		—
UBS Securities LLC	12,230,718	(12,230,718)	—		—
Wells Fargo Bank N.A	105,313,544	(105,313,544)	—		—
Wells Fargo Securities LLC	2,007,250	(2,007,250)	—		—

	$251,404,164	$(251,403,889)	$—		$275

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Master Portfolio is disclosed in the Master Portfolio’s Statement of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of June 30, 2025. Additional collateral is delivered to the Master Portfolio on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock Finance, Inc.. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Master Portfolio.

5. DERIVATIVE FINANCIAL INSTRUMENTS

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

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Notes to Financial Statements (unaudited) (continued)

6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.01% of the average daily value of the Master Portfolio’s net assets.

Administration: MIP, on behalf of the Master Portfolio, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), BAL has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio. BAL may delegate certain of its administration duties to sub-administrators.

BAL is not entitled to compensation for providing administrative services to the Master Portfolio, for so long as BAL (or an affiliate) is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.

The fees and expenses of the Master Portfolio’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Master Portfolio’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. BFA has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to the independent expenses through June 30, 2026. If the Master Portfolio does not pay administration fees, BAL agrees to cap the expenses of the Master Portfolio at the rate at which it pays an investment advisory fee to BFA. The amount waived is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2025, the amount waived was $146,211.

Expense Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2025, the amounts waived were $55,999.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2025, the Manager waived $14,281 in investment advisory fees pursuant to this arrangement.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Master Portfolio retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Master Portfolio retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

M A S T E R P O R T F O L I O N O T E S T O F I N A N C I A L S T A T E M E N T S	33

Notes to Financial Statements (unaudited) (continued)

The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2025, the Master Portfolio paid BTC $118,570 for securities lending agent services.

Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.

During the period ended March 3, 2025, the Master Portfolio did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Master Portfolio are directors and/or officers of BlackRock or its affiliates.

Other Transactions: The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2025, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

Master Portfolio Name	Purchases	Sales	Net Realized Gain (Loss)

S&P 500 Index Master Portfolio	$ 145,849,105	$ 112,922,951	$ (16,654,429)

7. PURCHASES AND SALES

For the six months ended June 30, 2025, purchases and sales of investments, excluding short-term securities, were $4,048,190,930 and $3,154,715,251, respectively.

8. INCOME TAX INFORMATION

The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Master Portfolio’s NAV.

As of June 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Master Portfolio Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

S&P 500 Index Master Portfolio	$17,879,644,283	$33,223,729,201	$(750,249,396)	$ 32,473,479,805

9. BANK BORROWINGS

MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2025, the Master Portfolio did not borrow under the credit agreement.

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Notes to Financial Statements (unaudited) (continued)

10. PRINCIPAL RISKS

In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolio and its investments. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.

The Manager uses an indexing approach to try to achieve the Master Portfolio’s investment objective. The Master Portfolio is not actively managed, and the Manager generally does not attempt to take defensive positions under any market conditions, including declining markets.

The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments. An illiquid investment is any investment that the Master Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Master Portfolio may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests. The Master Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Master Portfolio’s portfolio are disclosed in its Schedule of Investments.

The Master Portfolio invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Master Portfolio and could affect the income from, or the value or liquidity of, the Master Portfolio’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

The Master Portfolio invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Master Portfolio invests.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

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Notes to Financial Statements (unaudited) (continued)

11. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Additional Information

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Trustees, Officers, and Others

Each of BAL and BFA has contractually agreed to reimburse, or provide offsetting credits to, the Fund/Master Portfolio for the Fund’s/Master Portfolio’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm.

General Information

Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund/Master Portfolio may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund/Master Portfolio and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1. Access the BlackRock website at blackrock.com

2. Select “Access Your Account”

3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

A D D I T I O N A L I N F O R M A T I O N	37

Additional Information (continued)

Fund and/or MIP Service Providers

Investment Adviser	Distributor
BlackRock Fund Advisors	BlackRock Investments, LLC
San Francisco, CA 94105	New York, NY 10001

Administrator	Independent Registered Public Accounting Firm
BlackRock Advisors, LLC	PricewaterhouseCoopers LLP
Wilmington, DE 19809	Philadelphia, PA 19103

Accounting Agent and Custodian	Legal Counsel
State Street Bank and Trust Company	Sidley Austin LLP
Boston, MA 02114	New York, NY 10019

Transfer Agent	Address of the Trust/MIP
BNY Mellon Investment Servicing (US) Inc.	400 Howard Street
Wilmington, DE 19809	San Francisco, CA 94105

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Disclosure of Investment Advisory Agreement

The Board of Trustees of Master Investment Portfolio (the “Master Portfolio”) met on April 22, 2025 (the “April Meeting”) and May 20-21, 2025 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Master Portfolio, on behalf of S&P 500 Index Master Portfolio (the “Master Fund”) and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Master Portfolio’s investment advisor. iShares S&P 500 Index Fund (the “Feeder Fund”), a series of BlackRock Funds III (the “Feeder Trust”), is a “feeder” fund that invests all of its investable assets in the Master Fund. Accordingly, the Board of Trustees of the Feeder Trust also considered the approval of the Agreement with respect to the Master Fund. For simplicity: (a) the Board of Trustees of the Master Portfolio and the Board of Trustees of the Feeder Trust are referred to herein collectively as the “Board”, and the members are referred to as “Board Members”; (b) the shareholders of the Feeder Fund and the interest holders of the Master Fund are referred to as “shareholders”; and (c) the Master Fund and the Feeder Fund are referred to herein together as the “Fund”.

The Approval Process

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreement for the Master Portfolio on an annual basis. The Board Members who are not “interested persons” of the Master Portfolio, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Master Portfolio, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the April Meeting to consider specific information regarding the renewal of the Agreement. In considering the renewal of the Agreement, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Fund, the Feeder Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) the Fund’s operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreement. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper Classification or Morningstar category, regarding fees and expenses of the Fund, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”), and the investment performance of the Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Feeder Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s, the Fund’s operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement, and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of portfolio holdings of the Master Fund. The Board noted the willingness of BlackRock’s

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T	39

Disclosure of Investment Advisory Agreement (continued)

personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared the Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance and the Fund’s investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third party service providers including, among others, the custodian, fund accountant, transfer agent, and auditor for the Fund, as applicable; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Feeder Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.

B. The Investment Performance of the Fund

The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting. The Board noted that the Feeder Fund’s investment results correspond directly to the investment results of the Master Fund. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the April Meeting. In preparation for the April Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2024, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and the performance of the Fund as compared with its benchmark. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board noted that for the one-year period reported, the Fund’s net performance was below the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s below tolerance performance relative to its benchmark over the period. The Board was informed that, among other things, the Fund’s underperformance relative to its benchmark and breach of its lower tolerance, was the impact of post-notified flows which detracted from the Fund’s performance. Post-notified activity is a source of performance variation because the flow of information is received after the close of the effective date of the activity introducing either a drag on or a boost to performance.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund

The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of the Fund’s Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as the Fund’s actual management fee rate, to those of the Fund’s Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in

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Disclosure of Investment Advisory Agreement (continued)

the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and the Fund’s total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Fund for certain other fees and expenses.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the mutual fund marketplace, and that shareholders are able to redeem their Feeder Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board of the Master Portfolio, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Master Portfolio, on behalf of the Master Fund for a one-year term ending June 30, 2026. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Portfolio, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Master Fund and its shareholders. The Board of the Feeder Trust, including the Independent Board Members, also considered the continuation of the Agreement with respect to the Master Fund and found the Agreement to be satisfactory. In arriving at its decision to approve the Agreement, the Board of the Master Portfolio did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T	41

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

42	2 0 2 5 B L A C K R O C K S E M I - A N N U A L FI N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by
Transamerica Capital, LLC, Member of FINRA

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202

Visit: transamerica.com

888-233-4339
4658648 06/25
© 2025 Transamerica Corporation. All Rights Reserved.

(b)	The registrant’s Financial Highlights are filed under Item 7(a) of this Form.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.

There are no proxy disclosures for Transamerica Stock Index.

Item 10:	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies is included within the Financial Statements filed under Item 7(a) of this Form.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.

The registrant’s Statements Regarding Basis for Approval of Investment Management Contract is included within the Financial Statements filed under Item 7(a) of this Form.

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15:	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees that have been implemented since the registrant last provided disclosure in response to the requirements of this Item.

Item 16:	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report and have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are appropriately designed to ensure that information required to be disclosed by the registrant in the reports that it files on Form N-CSR is (a) accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 18:	Recovery of Erroneously Awarded Compensation.

Not applicable to the registrant.

Item 19:	Exhibits.

(a)(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable for semi-annual reports.

(a)(2)

Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable to the registrant.

(a)(3)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) is attached hereto.

(a)(4)

Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940, as amended (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(a)(5)	Change in the registrant’s independent public accountant.

Not applicable.

(b)

The certification by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Funds
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)

Date:	September 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)

Date:	September 3, 2025

By:	/s/ Kari Seabrands
Kari Seabrands
Treasurer (Principal Financial Officer and Principal Accounting Officer)

Date:	September 3, 2025

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

19(a)(3)	Section 302 N-CSR Certification of Principal Executive Officer

19(a)(3)	Section 302 N-CSR Certification of Principal Financial Officer

19(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer